Segmented information - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of major customers [line items]
Revenue	$ 12,867,201	$ 12,126,793
U.S. Federal
Disclosure of major customers [line items]
Revenue	1,750,902	1,607,431
U.S. Federal | Government
Disclosure of major customers [line items]
Revenue	$ 1,705,173	$ 1,550,345
Percentage of revenues	13.30%	12.80%